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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through November 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Opportunity Fund
--------------------------------------------------------------------------------
Annual Report | November 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   PEOFX

Class B   PEOBX

Class C   PEOCX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Portfolio Summary                                             8

Prices and Distributions                                      9

Performance Update                                           10

Comparing Ongoing Fund Expenses                              13

Schedule of Investments                                      15

Financial Statements                                         23

Notes to Financial Statements                                30

Report of Independent Registered Public Accounting Firm      37

Approval of Investment Advisory Agreement                    38

Trustees, Officers and Service Providers                     42


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     1

President's Letter

Dear Shareowner,

Through the first eleven months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first eleven months of 2010. While the equity markets barely budged, equities at the end of November 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     3

Portfolio Management Discussion | 11/30/10

In a period of erratic markets and international economic stress, Pioneer Equity Opportunity Fund delivered solid performance over the 12 months ended November 30, 2010. The Fund's performance trailed the return of its benchmark during the period, however, as investors seemed to apply similar valuations to stocks of varying quality and capitalization ranges. In the following interview, Timothy Horan, vice president and portfolio manager of Pioneer Equity Opportunity Fund, discusses the 12-month period and describes some of the investment decisions that affected the Fund's performance.

Q Please describe the investment background over the 12 months ended November 30, 2010.

A Europe's sovereign debt crises, fears of a return to recessionary conditions and China's efforts to constrain its burgeoning growth combined to keep both international and domestic equity markets in a see-saw mode for much of the past 12 months. Beginning in September 2010, however, improving economic data had investors looking beyond other concerns, sparking a significant rally that carried stocks higher through the end of the Fund's reporting period ended November 30, 2010.

Q  How did the Fund perform over the 12 months ended November 30, 2010?

A Over the 12 months ended November 30, 2010, Pioneer Equity Opportunity Fund's Class A shares had a total return of 22.79% at net asset value, while the Fund's benchmark, the Russell 2500 Index (the Russell Index), returned 26.26%. Over the same period, the average return of the 823 mutual funds in Lipper's Multi Cap Core Funds category was 12.63%. During the 12-month period, investors seemed to apply similar valuations to stocks of varying quality and capitalization ranges, and that made our stock selection process for the Fund a bit more challenging.

Q Which of the Fund's holdings had a beneficial impact on performance over the 12 months ended November 30, 2010?

A Stock selection in the consumer discretionary sector was especially beneficial to the Fund's performance results during the period. Hibbett Sports, which is focused on smaller, sunbelt towns and tightly linked to local school sports programs, was a positive contributor during the period. Hibbett draws traffic by placing its modest-sized stores near WalMart (not held in the Fund's portfolio) locations. Thanks to its wide selection of equipment and clothing tied to local athletic programs, Hibbett, which is well-managed and debt-free, has grown faster than its larger, national competitors. The


4    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10
   company's earnings prospects also have benefited from lease renewals at current, more favorable terms.

   Limited Brands, owners of the Victoria's Secret and Bath and Body Works brands, also rose during the period and aided Fund performance. We purchased Limited at depressed levels two years ago when our analysis showed that the company met all of our investment criteria, despite lack of investor interest. Earnings grew as consumers returned to the malls, allowing us to take profits for the Fund when shares surpassed our target price. Similarly, the Fund purchased shares of Abercrombie and Fitch, a retailer focused on teens and young adults, at a time when inventory mismanagement and unwise discounting had undercut the company's stock price. Abercrombie soon revitalized its style offerings, redesigned its inventory systems and initiated more rational discounting policies. The result has been a sharp rise in the company's share price. The Fund still holds the Abercrombie position. We sold Interpublic Group, a major ad agency, from the Fund when a rebound in advertising boosted its shares. In the automotive sector, we took profits for the Fund in Ford Motor, which, along with parts maker Magna International, added to performance during the 12-month period.

   In information technology, the Fund took gains in Riverbed Technologies, which provides network optimization solutions; the shares have since moved higher. Rovi, which licenses such intellectual property as on-screen programming guides in return for royalty payments, also saw its shares move higher during the period, aided by victories in lawsuits and a new agreement with Apple (not held in the portfolio).

   Among industrial companies that performed well for the Fund during the 12 months ended November 30, 2010, Crown Holdings, makers of food and beverage cans, enjoyed good returns and has benefited from wise use of capital as it expands into the Middle East and Asia. Cabot, too, which produces carbon black, has enjoyed strong earnings as pent-up demand has led to vigorous sales of automobile and truck tires.

Q Which stocks or strategies hurt the Fund's benchmark-relative performance over the 12 months ended November 30, 2010?

A The Fund's worst results occurred in the financials sector, with insurer Assured Guaranty the primary detractor. Assured Guaranty, now the sole issuer of insurance for municipal bonds, was hurt by its entry into the bond derivatives market just as that market melted down. The Fund continues to hold the stock. The Fund's other financial holdings, which make up a relatively small part of the portfolio, are focused on banks in the small- and mid-cap ranges. Those banks have been recovering more slowly than major institutions.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     5

   Uncertainty about the impact of new national health care regulations was damaging to the sector during the 12 months ended November 30, 2010, and to the Fund's holdings in the sector. Faltering margins hurt shares of Alere, which generates lab tests, medical supplies and remote devices that help patients monitor their own conditions and warn of adverse developments. Covidien, a large manufacturer of invasive surgical devices, also declined, as the number of hospital and surgical procedures shrank. DexCom, which develops glucose monitoring systems for diabetics, suffered when the FDA delayed possible approval of its newest device. Delays at the FDA also hurt Intermune, which creates innovative therapies for lung and blood diseases.

   On the bright side, the Fund holds several smaller biotechnology issues that performed satisfactorily as a group over the 12-month period.

Q  What is your outlook for the year ahead?

A We anticipate smoother economic sailing in 2011, given the potential for an improved tax environment after the November mid-term elections and the absence of any serious, immediate inflationary threats. Conditions in Asia also appear favorable, as China continues to gobble up huge quantities of industrial goods and commodities. The Eurozone's gross domestic product (GDP) has been expanding despite sovereign debt worries. Fixed-income markets have reached bubble levels in our opinion, and money exiting bonds provides a large potential source of capital for equity investments. In addition, many corporations are sitting on enormous cash hoards. Some of that cash could be slated for mergers and acquisitions, a possibility that favors stocks in the small- and mid-cap ranges, where many of the Fund's positions can be found. Of course, there can be no assurance that any of the Fund's holdings will be acquired, nor do we select investments with takeovers in mind. Many companies are operating at near-historical levels of productivity and efficiency, with ample cash flows, further bolstering their earnings outlooks.

Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.


6    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     7

Portfolio Summary | 11/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks              94.4%
Temporary Cash Investments       5.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                      16.3%
Consumer Discretionary          16.3%
Information Technology          15.0%
Industrials                     13.9%
Health Care                     11.0%
Consumer Staples                10.0%
Energy                           7.1%
Materials                        5.0%
Utilities                        3.9%
Telecommunication Services       1.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Packaging Corp. of America                                            2.22%
--------------------------------------------------------------------------------
 2.  Estee Lauder Co.                                                      2.11
--------------------------------------------------------------------------------
 3.  Constellation Brands, Inc.                                            2.00
--------------------------------------------------------------------------------
 4.  Hibbett Sporting Goods, Inc.                                          1.98
--------------------------------------------------------------------------------
 5.  Nuance Communications, Inc.                                           1.97
--------------------------------------------------------------------------------
 6.  Compuware Corp.                                                       1.96
--------------------------------------------------------------------------------
 7.  Southwestern Energy Co.                                               1.93
--------------------------------------------------------------------------------
 8.  Alere, Inc.                                                           1.87
--------------------------------------------------------------------------------
 9.  Green Mountain Coffee Roasters, Inc.                                  1.75
--------------------------------------------------------------------------------
10.  Starwood Hotels & Resorts, Inc.                                       1.71
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Prices and Distributions | 11/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                         11/30/10                         11/30/09
--------------------------------------------------------------------------------
        A                            $10.99                            $8.95
--------------------------------------------------------------------------------
        B                            $10.50                            $8.63
--------------------------------------------------------------------------------
        C                            $10.52                            $8.64
--------------------------------------------------------------------------------

Distributions per Share: 12/1/09-11/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Net
                     Investment            Short-Term             Long-Term
      Class            Income            Capital Gains          Capital Gains
--------------------------------------------------------------------------------
        A               $ --                  $ --                   $ --
--------------------------------------------------------------------------------
        B               $ --                  $ --                   $ --
--------------------------------------------------------------------------------
        C               $ --                  $ --                   $ --
--------------------------------------------------------------------------------

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     9

Performance Update | 11/30/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2010)
--------------------------------------------------------------------------------
                                      Net Asset          Public Offering
 Period                               Value (NAV)        Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (12/1/04)                             4.12%              3.10%
 5 Years                               3.08               1.86
--------------------------------------------------------------------------------
 1 Year                               22.79              15.68
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                      Gross              Net
--------------------------------------------------------------------------------
                                       2.31%              1.25%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                      Pioneer Equity Opportunity Fund         Russell 2500 Index
12/04                  9,425                                  10,000
11/05                 10,064                                  10,786
11/06                 12,104                                  12,504
11/07                 13,402                                  12,811
11/08                  7,225                                   7,633
11/09                  9,538                                  10,088
11/10                 11,712                                  12,737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


10    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Performance Update | 11/30/10                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2010)
--------------------------------------------------------------------------------
                                      If                 If
 Period                               Held               Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/1/04)                             3.23%              3.23%
 5 Years                               2.15               2.15
--------------------------------------------------------------------------------
 1 Year                               21.67              17.67
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                      Gross              Net
--------------------------------------------------------------------------------
                                       3.10%              2.15%
--------------------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                      Pioneer Equity Opportunity Fund         Russell 2500 Index
12/04                 10,000                                  10,000
11/05                 10,615                                  10,786
11/06                 12,648                                  12,504
11/07                 13,884                                  12,811
11/08                  7,411                                   7,633
11/09                  9,705                                  10,088
11/10                 11,808                                  12,737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     11

Performance Update | 11/30/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2010)
--------------------------------------------------------------------------------
                                      If                 If
 Period                               Held               Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/1/04)                             3.27%              3.27%
 5 Years                               2.21               2.21
--------------------------------------------------------------------------------
 1 Year                               21.76              21.76
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2010)
--------------------------------------------------------------------------------
                                      Gross              Net
--------------------------------------------------------------------------------
                                       3.03%              2.15%
--------------------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                      Pioneer Equity Opportunity Fund         Russell 2500 Index
12/04                 10,000                                  10,000
11/05                 10,605                                  10,786
11/06                 12,658                                  12,504
11/07                 13,894                                  12,811
11/08                  7,421                                   7,633
11/09                  9,715                                  10,088
11/10                 11,829                                  12,737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


12    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from June 1, 2010, through November 30, 2010.


--------------------------------------------------------------------------------
 Share Class                            A               B               C
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 6/1/10
--------------------------------------------------------------------------------
 Ending Account Value               $1,116.88       $1,111.14       $1,112.07
 (after expenses)
 on 11/30/10
--------------------------------------------------------------------------------
 Expenses Paid During Period*           $6.63          $11.38          $11.38
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2010, through November 30, 2010.


--------------------------------------------------------------------------------
 Share Class                            A               B               C
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 6/1/10
--------------------------------------------------------------------------------
 Ending Account Value               $1,018.80       $1,014.29       $1,014.29
 (after expenses)
 on 11/30/10
--------------------------------------------------------------------------------
 Expenses Paid During Period*           $6.33          $10.86          $10.86
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Schedule of Investments | 11/30/10


--------------------------------------------------------
 Shares                                      Value
--------------------------------------------------------
            COMMON STOCKS -- 97.9%
            ENERGY -- 7.0%
            Integrated Oil & Gas -- 1.5%
  3,400     ConocoPhillips, Inc.             $   204,578
  2,400     Occidental Petroleum Corp.           211,608
                                             -----------
                                             $   416,186
--------------------------------------------------------
            Oil & Gas Equipment & Services -- 1.4%
  8,340     Cameron International Corp.*     $   401,237
--------------------------------------------------------
            Oil & Gas Exploration & Production -- 4.1%
  5,070     Cabot Oil & Gas Corp.            $   177,298
  3,720     Concho Resources, Inc.*              307,830
  2,790     EQT Corp.                            112,911
 14,470     Southwestern Energy Co.*             523,814
                                             -----------
                                             $ 1,121,853
                                             -----------
            Total Energy                     $ 1,939,276
--------------------------------------------------------
            MATERIALS -- 4.9%
            Diversified Chemical -- 1.0%
  7,650     Cabot Corp.                      $   273,870
--------------------------------------------------------
            Fertilizers & Agricultural Chemicals -- 0.3%
  1,350     Monsanto Co.                     $    80,892
--------------------------------------------------------
            Metal & Glass Containers -- 1.4%
 12,900     Crown Holdings, Inc.*            $   400,287
--------------------------------------------------------
            Paper Packaging -- 2.2%
 23,460     Packaging Corp. of America       $   601,749
                                             -----------
            Total Materials                  $ 1,356,798
--------------------------------------------------------
            CAPITAL GOODS -- 12.6%
            Construction & Engineering -- 2.0%
  6,200     Aecom Technology Corp.*          $   159,712
 15,090     KBR, Inc.                            408,637
                                             -----------
                                             $   568,349
--------------------------------------------------------
            Construction & Farm Machinery & Heavy
            Trucks -- 0.5%
  1,860     Joy Global, Inc.                 $   141,955
--------------------------------------------------------
            Electrical Component & Equipment -- 1.2%
  5,665     AMETEK, Inc.                     $   335,198
--------------------------------------------------------
            Industrial Conglomerates -- 1.3%
 15,610     Textron, Inc.                    $   349,040
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     15

---------------------------------------------------------------
 Shares                                             Value
---------------------------------------------------------------
            Industrial Machinery -- 7.6%
  5,270     Crane Co.                               $   197,520
  8,370     Danaher Corp.                               362,003
  2,380     Gardner Denver, Inc.                        155,771
  5,170     Graco, Inc.                                 185,913
  7,340     Ingersoll-Rand Plc                          300,940
  8,721     Kennametal, Inc.                            294,944
  5,070     Snap-On, Inc.                               268,355
  5,220     SPX Corp.                                   342,850
                                                    -----------
                                                    $ 2,108,296
                                                    -----------
            Total Capital Goods                     $ 3,502,838
---------------------------------------------------------------
            TRANSPORTATION -- 0.9%
            Air Freight & Couriers -- 0.9%
  4,650     Atlas Air Worldwide Holdings, Inc.*     $   253,704
                                                    -----------
            Total Transportation                    $   253,704
---------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 3.7%
            Auto Parts & Equipment -- 1.7%
  3,000     Lear Corp.*                             $   263,310
  4,340     Magna International, Inc.                   206,758
                                                    -----------
                                                    $   470,068
---------------------------------------------------------------
            Motorcycle Manufacturers -- 0.7%
  6,410     Harley-Davidson, Inc.                   $   200,505
---------------------------------------------------------------
            Tires & Rubber -- 1.3%
 16,950     Cooper Tire & Rubber, Inc. (b)          $   354,086
                                                    -----------
            Total Automobiles & Components          $ 1,024,659
---------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 3.5%
            Apparel, Accessories & Luxury Goods -- 1.4%
 13,950     Hanesbrands, Inc.*(b)                   $   378,743
---------------------------------------------------------------
            Footwear -- 1.0%
 15,300     Crocs, Inc.*                            $   268,439
---------------------------------------------------------------
            Homebuilding -- 0.4%
  6,720     Toll Brothers, Inc.*                    $   120,624
---------------------------------------------------------------
            Leisure Products -- 0.7%
 12,080     Brunswick Corp. (b)                     $   192,676
                                                    -----------
            Total Consumer Durables & Apparel       $   960,482
---------------------------------------------------------------
            CONSUMER SERVICES -- 3.8%
            Hotels, Resorts & Cruise Lines -- 2.6%
  8,160     Starwood Hotels & Resorts, Inc.         $   463,814
  9,090     Wyndham Worldwide Corp.                     261,338
                                                    -----------
                                                    $   725,152
---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

-----------------------------------------------------------------
 Shares                                               Value
-----------------------------------------------------------------
            Restaurants -- 1.2%
 10,440     Starbucks Corp.                           $   319,464
                                                      -----------
            Total Consumer Services                   $ 1,044,616
-----------------------------------------------------------------
            MEDIA -- 1.4%
            Broadcasting -- 1.4%
 23,560     CBS Corp. (Class B)                       $   396,750
                                                      -----------
            Total Media                               $   396,750
-----------------------------------------------------------------
            RETAILING -- 3.6%
            Apparel Retail -- 1.3%
  7,230     Abercrombie & Fitch Co.                   $   363,308
-----------------------------------------------------------------
            Computer & Electronics Retail -- 0.3%
  4,550     Gamestop Corp.*                           $    90,636
-----------------------------------------------------------------
            Specialty Stores -- 2.0%
 15,710     Hibbett Sporting Goods, Inc.*             $   538,068
                                                      -----------
            Total Retailing                           $   992,012
-----------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 7.7%
            Brewers -- 1.1%
  5,440     Anheuser-Busch InBev NV (b)               $   298,874
-----------------------------------------------------------------
            Distillers & Vintners -- 2.0%
 26,350     Constellation Brands, Inc.*               $   543,074
-----------------------------------------------------------------
            Packaged Foods & Meats -- 3.1%
 12,820     Green Mountain Coffee Roasters, Inc.*     $   475,366
  9,090     McCormick & Co., Inc.                         400,051
                                                      -----------
                                                      $   875,417
-----------------------------------------------------------------
            Soft Drinks -- 1.5%
  6,610     Coca-Cola Co.                             $   417,554
                                                      -----------
            Total Food, Beverage & Tobacco            $ 2,134,919
-----------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
            Personal Products -- 2.1%
  7,650     Estee Lauder Co.                          $   573,138
                                                      -----------
            Total Household & Personal Products       $   573,138
-----------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 7.1%
            Health Care Equipment -- 4.5%
 22,320     Abiomed, Inc.*(b)                         $   256,234
  6,800     Covidien, Ltd.                                286,076
 19,880     DexCom, Inc.*                                 224,147
  3,930     Hospira, Inc.*                                221,102
  6,920     Insulet Corp*                                  93,904
  4,340     Young Innovations, Inc.                       131,155
                                                      -----------
                                                      $ 1,212,618
-----------------------------------------------------------------
            Health Care Services -- 0.8%
  3,210     DaVita, Inc.*                             $   233,367
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     17

------------------------------------------------------------------
 Shares                                                Value
------------------------------------------------------------------
            Health Care Supplies -- 1.8%
 15,880     Alere, Inc.*                               $   506,731
                                                       -----------
            Total Health Care Equipment & Services     $ 1,952,716
------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 3.7%
            Biotechnology -- 1.9%
  2,480     Alexion Pharmaceuticals, Inc.*             $   189,596
  8,890     Cubist Pharmaceuticals, Inc.*                  193,002
  9,920     Incyte Genomics, Inc.*(b)                      143,939
                                                       -----------
                                                       $   526,537
------------------------------------------------------------------
            Pharmaceuticals -- 1.8%
  4,760     Ardea Biosciences, Inc.*(b)                $   105,815
 23,600     Pfizer, Inc.                                   384,444
                                                       -----------
                                                       $   490,259
                                                       -----------
            Total Pharmaceuticals & Biotechnology      $ 1,016,796
------------------------------------------------------------------
            BANKS -- 5.6%
            Regional Banks -- 5.6%
  4,960     City National Corp.                        $   266,451
 21,080     Columbia Banking System, Inc.                  367,635
 24,190     National Penn Bancshares, Inc.                 162,315
  7,850     Signature Bank Corp.*                          345,008
 18,290     TCF Financial Corp.                            248,927
  8,680     Texas Capital Bancshares, Inc.*(b)             163,878
                                                       -----------
                                                       $ 1,554,214
                                                       -----------
            Total Banks                                $ 1,554,214
------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 2.3%
            Consumer Finance -- 1.2%
 11,160     First Cash Financial Services, Inc.*       $   321,296
------------------------------------------------------------------
            Diversified Finance Services -- 0.7%
 47,600     Citigroup, Inc.*                           $   199,920
------------------------------------------------------------------
            Investment Banking & Brokerage -- 0.4%
  6,610     TD Ameritrade Holding Corp.                $   110,651
                                                       -----------
            Total Diversified Financials               $   631,867
------------------------------------------------------------------
            INSURANCE -- 2.9%
            Insurance Brokers -- 0.9%
 10,650     Marsh & McLennan Co., Inc.                 $   267,102
------------------------------------------------------------------
            Life & Health Insurance -- 1.2%
 15,190     UNUM Group, Inc.                           $   326,433
------------------------------------------------------------------
            Property & Casualty Insurance -- 0.8%
 12,510     Assured Guaranty, Ltd.                     $   212,795
                                                       -----------
            Total Insurance                            $   806,330
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

-----------------------------------------------------------------
 Shares                                               Value
-----------------------------------------------------------------
            REAL ESTATE -- 5.2%
            Industrial Real Estate Investment Trust -- 1.4%
 24,180     First Potomac Realty Trust, Inc.          $   380,593
-----------------------------------------------------------------
            Office Real Estate Investment Trust -- 2.4%
  2,790     Alexandria Real Estate Equities, Inc.     $   186,233
 14,260     BioMed Property Trust, Inc.                   251,404
 14,680     Douglas Emmett, Inc.                          245,156
                                                      -----------
                                                      $   682,793
-----------------------------------------------------------------
            Retail Real Estate Investment Trust -- 1.4%
 63,040     Cedar Shopping Centers, Inc. (b)          $   382,022
                                                      -----------
            Total Real Estate                         $ 1,445,408
-----------------------------------------------------------------
            SOFTWARE & SERVICES -- 9.5%
            Application Software -- 4.9%
  6,100     Ansys, Inc.*                              $   295,850
 51,570     Compuware Corp.*                              531,171
 30,280     Nuance Communications, Inc.*                  535,199
                                                      -----------
                                                      $ 1,362,220
-----------------------------------------------------------------
            Home Entertainment Software -- 0.9%
 20,670     Activision, Inc.                          $   242,666
-----------------------------------------------------------------
            Internet Software & Services -- 2.6%
    620     Google, Inc.*                             $   344,540
 24,910     Yahoo!, Inc.*                                 392,831
                                                      -----------
                                                      $   737,371
-----------------------------------------------------------------
            Systems Software -- 1.1%
  5,380     Rovi Corp.*                               $   296,815
                                                      -----------
            Total Software & Services                 $ 2,639,072
-----------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 1.1%
            Electronic Equipment & Instruments -- 1.1%
 11,470     Flir Systems, Inc.*                       $   307,453
                                                      -----------
            Total Technology Hardware & Equipment     $   307,453
-----------------------------------------------------------------
            SEMICONDUCTORS -- 4.1%
            Semiconductor Equipment -- 1.6%
 13,540     ASM Lithography Holdings NV               $   443,367
-----------------------------------------------------------------
            Semiconductors -- 2.5%
  6,820     Analog Devices, Inc.                      $   242,519
 48,900     Entropic Communications, Inc.*                437,166
                                                      -----------
                                                      $   679,685
                                                      -----------
            Total Semiconductors                      $ 1,123,052
-----------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 1.4%
            Wireless Telecommunication Services -- 1.4%
 10,230     NII Holdings, Inc.*                       $   396,515
                                                      -----------
            Total Telecommunication Services          $   396,515
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     19

-----------------------------------------------------------------
 Shares                                               Value
-----------------------------------------------------------------
            UTILITIES -- 3.8%
            Multi-Utilities -- 3.8%
 17,670     CMS Energy Corp.                          $   317,442
  8,270     Public Service Enterprise Group, Inc.         254,964
  4,959     Sempra Energy Co.                             248,396
  4,030     Wisconsin Energy Corp.                        242,682
                                                      -----------
                                                      $ 1,063,484
                                                      -----------
            Total Utilities                           $ 1,063,484
-----------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $23,472,114)                        $27,116,099
-----------------------------------------------------------------


------------------------------------------------------------------------------------
 Principal
 Amount ($)
------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 5.8%
               Securities Lending Collateral -- 5.8% (c)
               Certificates of Deposit:
   45,508      Bank of Nova Scotia, 0.37%, 9/29/11                       $    45,508
   31,856      BBVA Group NY, 0.61%, 7/26/11                                  31,856
   22,754      BNP Paribas Bank NY, 0.29%, 2/8/11                             22,754
   22,754      BNP Paribas Bank NY, 0.3%, 1/20/11                             22,754
   45,508      Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11          45,508
   45,508      Nordea New York, 0.5%, 12/10/10                                45,508
   45,508      RaboBank Netherland NV NY, 0.31%, 8/8/11                       45,508
   45,508      Royal Bank of Canada NY, 0.25%, 1/21/11                        45,508
   22,754      SocGen NY, 0.26%, 12/10/10                                     22,754
   22,754      SocGen NY, 0.30%, 2/10/11                                      22,754
                                                                         -----------
                                                                         $   350,412
------------------------------------------------------------------------------------
               Commercial Paper:
   27,305      American Honda Finance, 0.28%, 5/4/11                     $    27,305
   18,282      American Honda Finance, 1.04%, 6/20/11                         18,282
   16,726      Australia & New Zealand Banking Group, 0.89%, 8/4/11           16,726
   46,391      Caterpillar Financial Services Corp., 1.04%, 6/24/11           46,391
   50,059      CBA, 0.31%, 1/3/11                                             50,059
   31,852      CHARFD, 0.31%, 12/14/10                                        31,852
   13,646      CHARFD, 0.26%, 2/28/11                                         13,646
   27,305      CLIPPR, 0.28%, 12/1/10                                         27,305
   22,743      FAIRPP, 0.27%, 2/2/11                                          22,743
   18,203      FASCO, 0.27%, 12/1/10                                          18,203
   45,513      Federal Home Loan Bank, 0.38%, 6/1/11                          45,513
   22,754      GE Corp., 0.34%, 1/26/11                                       22,754
    4,549      General Electric Capital Corp., 0.33%, 6/6/11                   4,549
   18,203      OLDLLC, 0.27%, 12/1/10                                         18,203
   24,941      OLDLLC, 0.27%, 12/2/10                                         24,941
   45,475      SEB, 0.39%, 2/7/11                                             45,475
   22,746      SOCNAM, 0.29%, 1/14/11                                         22,746

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

-----------------------------------------------------------------------------
 Principal
 Amount ($)                                                       Value
-----------------------------------------------------------------------------
               Commercial Paper -- (continued)
 22,753        SRP, 0.27%, 12/6/10                                $    22,753
 34,149        STRAIT, 0.25%, 12/8/10                                  34,149
 45,489        STRAIT, 0.25%, 2/2/11                                   45,489
 22,747        Toll Brothers LLC, 0.27%, 1/10/11                       22,747
 22,754        Toll Brothers LLC, 0.27%, 12/2/10                       22,754
 22,743        Toll Brothers LLC, 0.27%, 2/2/11                        22,743
 45,508        Toyota Motor Credit Corp., 0.45%, 9/8/11                45,508
 27,731        VARFUN, 0.27%, 1/20/11                                  27,731
 18,194        VARFUN, 0.26%, 2/14/11                                  18,194
 27,306        Wachovia, 0.38%, 3/22/11                                27,306
 18,216        Wachovia, 0.34%, 10/15/11                               18,216
 45,508        Westpac, 0.31%, 7/29/11                                 45,508
                                                                  -----------
                                                                  $   809,791
-----------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
 85,649        Barclays Capital Markets, 0.23%, 12/1/10           $    85,649
 91,017        Deutsche Bank Securities, Inc., 0.24%, 12/1/10          91,017
 91,017        HSBC Bank USA NA, 0.23% 12/1/10                         91,017
 91,019        RBS Securities, Inc., 0.25%, 12/1/10                    91,019
                                                                  -----------
                                                                  $   358,702
-----------------------------------------------------------------------------
 Shares
-----------------------------------------------------------------------------
               Money Market Mutual Funds:
 45,510        Dreyfus Preferred Money Market Fund                $    45,510
 45,510        Fidelity Prime Money Market Fund                        45,510
                                                                  -----------
                                                                  $    91,020
                                                                  -----------
               Total Securities Lending Collateral                $ 1,609,925
-----------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $1,609,925)                                  $ 1,609,925
-----------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 103.7%
               (Cost $25,032,089) (a)                             $28,726,024
-----------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (3.7)%             $(1,025,362)
-----------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                         $27,700,662
=============================================================================

*   Non-Income producing security.


(a) At November 30, 2010, the net unrealized gain on investments based on cost for federal Income tax purposes of $25,375,255 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $4,073,919
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (723,150)
                                                                                    ----------
       Net unrealized gain                                                          $3,350,769
                                                                                    ==========



The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     21

(b) At November 30, 2010, the following securities were out on loan:



--------------------------------------------------------------
     Shares     Description                         Value
--------------------------------------------------------------
     17,900     Abiomed, Inc.*                      $  205,492
      2,500     Anheuser-Busch InBev NV                137,350
      4,700     Ardea Biosciences, Inc.*               104,481
      5,400     Brunswick Corp.                         86,130
      4,900     Cedar Shopping Centers, Inc.            29,694
     16,700     Cooper Tire & Rubber, Inc.             348,863
     13,000     Hanesbrands, Inc.*                     352,950
      7,800     Incyte Genomics, Inc.*                 113,178
      8,500     Texas Capital Bancshares, Inc.*        160,480
--------------------------------------------------------------
                Total                               $1,538,618
==============================================================

(c) Securities lending collateral is managed by Credit Suisse AG, New York
    Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2010 aggregated $23,165,221 and $23,610,463, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                                Level 1          Level 2         Level 3      Total
-----------------------------------------------------------------------------------------
 Common Stocks                  $27,116,099      $       --      $ --         $27,116,099
 Temporary Cash Investments              --       1,518,905        --           1,518,905
 Money Market Mutual Funds           91,020              --        --              91,020
-----------------------------------------------------------------------------------------
  Total                         $27,207,119      $1,518,905      $ --         $28,726,024
=========================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Statement of Assets and Liabilities | 11/30/10


ASSETS:
  Investment in securities, at value (including securities loaned of $1,538,618,
    cost $25,032,089)                                                               $28,726,024
  Cash                                                                                  697,548
  Receivables --
   Fund shares sold                                                                      18,231
   Dividends                                                                             31,468
   Due from Pioneer Investment Management, Inc.                                           9,651
  Other                                                                                  23,367
-----------------------------------------------------------------------------------------------
     Total assets                                                                   $29,506,289
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --                                                                       $   137,115
   Fund shares repurchased                                                                1,194
   Upon return of securities loaned                                                   1,609,925
  Due to affiliates                                                                       9,070
  Accrued expenses                                                                       48,323
-----------------------------------------------------------------------------------------------
     Total liabilities                                                              $ 1,805,627
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                                   $35,549,390
  Undistributed net investment income                                                       212
  Accumulated net realized loss on investments                                      (11,542,875)
  Net unrealized gain on investments                                                  3,693,935
-----------------------------------------------------------------------------------------------
     Total net assets                                                               $27,700,662
===============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $17,905,874/1,629,143 shares)                                   $     10.99
  Class B (based on $2,982,127/283,994 shares)                                      $     10.50
  Class C (based on $6,812,661/647,538 shares)                                      $     10.52
MAXIMUM OFFERING PRICE:
  Class A ($10.99 [divided by] 94.25%)                                              $     11.66
===============================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     23

Statement of Operations

For the Year Ended 11/30/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $266)         $ 287,173
  Interest                                                        245
  Income from securities loaned, net                            3,374
---------------------------------------------------------------------------------------
     Total investment income                                                 $  290,792
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 180,313
  Transfer agent fees and expenses
   Class A                                                     49,505
   Class B                                                     14,026
   Class C                                                     18,408
  Distribution fees
   Class A                                                     37,867
   Class B                                                     30,243
   Class C                                                     58,705
  Shareholder communications expense                           23,261
  Administrative reimbursements                                 7,502
  Custodian fees                                               10,095
  Registration fees                                            52,507
  Professional fees                                            49,884
  Printing expense                                             30,167
  Fees and expenses of nonaffiliated trustees                   6,493
  Miscellaneous                                                 4,164
---------------------------------------------------------------------------------------
     Total expenses                                                          $  573,140
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (192,569)
---------------------------------------------------------------------------------------
     Net expenses                                                            $  380,571
---------------------------------------------------------------------------------------
       Net investment loss                                                   $  (89,779)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                              $3,303,329
   Other assets and liabilities denominated in
     foreign currencies                                        (1,675)       $3,301,654
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                               $1,688,664
---------------------------------------------------------------------------------------
  Net gain on investments                                                    $4,990,318
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $4,900,539
=======================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Statements of Changes in Net Assets

For the Years Ended 11/30/10 and 11/30/09, respectively

-------------------------------------------------------------------------------------------------
                                                                   Year Ended         Year Ended
                                                                   11/30/10           11/30/09
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                $   (89,779)       $      (759)
Net realized gain (loss) on investments and foreign currency
  transactions                                                       3,301,654         (4,490,041)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              1,688,664         10,241,420
-------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            $ 4,900,539        $ 5,750,620
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $12,110,787        $ 3,692,660
Cost of shares repurchased                                         (12,131,028)        (8,138,769)
-------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                  $   (20,241)       $(4,446,109)
-------------------------------------------------------------------------------------------------
   Net increase in net assets                                      $ 4,880,298        $ 1,304,511
NET ASSETS:
Beginning of year                                                   22,820,364         21,515,853
-------------------------------------------------------------------------------------------------
End of year                                                        $27,700,662        $22,820,364
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                $       212        $     6,729
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     25

------------------------------------------------------------------------------------------------
                                  '10 Shares       '10 Amount       '09 Shares       '09 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                        920,444         $ 9,325,074       328,417         $ 2,571,747
Less shares repurchased           (809,642)         (8,124,064)     (554,216)         (4,152,781)
------------------------------------------------------------------------------------------------
   Net increase (decrease)         110,802         $ 1,201,010      (225,799)        $(1,581,034)
================================================================================================
Class B
Shares sold                         50,527         $   504,177        71,112         $   511,532
Less shares repurchased           (138,567)         (1,326,249)     (208,370)         (1,478,475)
------------------------------------------------------------------------------------------------
   Net decrease                    (88,040)        $  (822,072)     (137,258)        $  (966,943)
================================================================================================
Class C
Shares sold                        229,674         $ 2,281,536        85,287         $   609,381
Less shares repurchased           (279,772)         (2,680,715)     (348,144)         (2,507,513)
------------------------------------------------------------------------------------------------
   Net decrease                    (50,098)        $  (399,179)     (262,857)        $(1,898,132)
================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Financial Highlights

--------------------------------------------------------------------------------------------------------
                                                                                 Year Ended  Year Ended
                                                                                 11/30/10    11/30/09
--------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                             $  8.95     $  6.78
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                    $ (0.01)    $  0.03(a)
 Net realized and unrealized gain (loss) on investments                             2.05        2.14
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $  2.04     $  2.17
Distribution to shareowners
 Net investment income                                                                --          --
 Net realized gain                                                                    --          --
--------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                      $  2.04     $  2.17
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $ 10.99     $  8.95
========================================================================================================
Total return*                                                                      22.79%      32.01%
Ratio of net expenses to average net assets+                                        1.25%       1.25%
Ratio of net investment income (loss) to average net assets+                       (0.04)%      0.37%
Portfolio turnover rate                                                              100%        110%
Net assets, end of period (in thousands)                                         $17,906     $13,583
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       2.09%       2.31%
 Net investment income (loss)                                                      (0.88)%     (0.69)%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       1.25%       1.25%
 Net investment income (loss)                                                      (0.04)%      0.37%
========================================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended   Year Ended   Year Ended
                                                                                11/30/08     11/30/07     11/30/06
Class A
Net asset value, beginning of period                                            $ 12.59      $ 12.51      $ 10.95
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                   $  0.04      $ (0.02)     $  0.05
 Net realized and unrealized gain (loss) on investments                           (5.84)        1.32        2.14
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (5.80)     $  1.30      $  2.19
Distribution to shareowners
 Net investment income                                                               --           --        (0.09)
 Net realized gain                                                                (0.01)       (1.22)       (0.54)
---------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                     $ (5.81)     $  0.08      $  1.56
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  6.78      $ 12.59      $ 12.51
=====================================================================================================================
Total return*                                                                    (46.09)%      10.73%       20.26%
Ratio of net expenses to average net assets+                                       1.26%        1.26%        1.25%
Ratio of net investment income (loss) to average net assets+                       0.24%       (0.19)%       0.48%
Portfolio turnover rate                                                              96%          94%          64%
Net assets, end of period (in thousands)                                        $11,817      $47,515      $25,549
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      1.69%        1.38%        1.58%
 Net investment income (loss)                                                     (0.19)%      (0.31)%       0.15%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      1.25%        1.25%        1.25%
 Net investment income (loss)                                                      0.25%       (0.18)%       0.48%
=====================================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     27

---------------------------------------------------------------------------------------------------------
                                                                                 Year Ended   Year Ended
                                                                                 11/30/10     11/30/09
---------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                             $ 8.63       $ 6.59
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                             $(0.10)      $(0.04)
 Net realized and unrealized gain (loss) on investments                            1.97         2.08
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $ 1.87       $ 2.04
Distribution to shareowners
 Net realized gain                                                                   --           --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                       $ 1.87       $ 2.04
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $10.50       $ 8.63
=========================================================================================================
Total return*                                                                     21.67%       30.96%
Ratio of net expenses to average net assets+                                       2.15%        2.15%
Ratio of net investment loss to average net assets+                               (0.95)%      (0.49)%
Portfolio turnover rate                                                             100%         110%
Net assets, end of period (in thousands)                                         $2,982       $3,209
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.97%        3.10%
 Net investment loss                                                              (1.77)%      (1.44)%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.15%        2.15%
 Net investment loss                                                              (0.95)%      (0.49)%
=========================================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended   Year Ended   Year Ended
                                                                                11/30/08     11/30/07     11/30/06
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 12.36      $ 12.41      $10.88
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.09)     $ (0.10)     $(0.04)
 Net realized and unrealized gain (loss) on investments                           (5.67)        1.27        2.11
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (5.76)     $  1.17      $ 2.07
Distribution to shareowners
 Net realized gain                                                                (0.01)       (1.22)      (0.54)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ (5.77)     $ (0.05)     $ 1.53
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  6.59      $ 12.36      $12.41
=====================================================================================================================
Total return*                                                                    (46.62)%       9.77%      19.15%
Ratio of net expenses to average net assets+                                       2.16%        2.16%       2.09%
Ratio of net investment loss to average net assets+                               (0.64)%      (1.09)%     (0.37)%
Portfolio turnover rate                                                              96%          94%         64%
Net assets, end of period (in thousands)                                        $ 3,357      $11,575      $5,813
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.54%        2.19%       2.41%
 Net investment loss                                                              (1.02)%      (1.12)%     (0.69)%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.15%        2.15%       2.08%
 Net investment loss                                                              (0.63)%      (1.08)%     (0.36)%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

-------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended   Year Ended
                                                                                     11/30/10     11/30/09
-------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                 $ 8.64       $ 6.60
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                 $(0.09)      $(0.04)
 Net realized and unrealized gain (loss) on investments                                1.97         2.08
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                 $ 1.88       $ 2.04
Distribution to shareowners
 Net realized gain                                                                       --           --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                           $ 1.88       $ 2.04
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.52       $ 8.64
=============================================================================================================
Total return*                                                                         21.76%       30.91%
Ratio of net expenses to average net assets+                                           2.15%        2.15%
Ratio of net investment loss to average net assets+                                   (0.94)%      (0.51)%
Portfolio turnover rate                                                                 100%         110%
Net assets, end of period (in thousands)                                             $6,813       $6,028
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          2.84%        3.03%
 Net investment loss                                                                  (1.63)%      (1.39)%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          2.15%        2.15%
 Net investment loss                                                                  (0.94)%      (0.51)%
=============================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended   Year Ended   Year Ended
                                                                                    11/30/08     11/30/07     11/30/06
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                $ 12.37      $ 12.42      $ 10.87
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.10)     $ (0.11)     $ (0.03)
 Net realized and unrealized gain (loss) on investments                               (5.66)        1.28         2.12
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $ (5.76)     $  1.17      $  2.09
Distribution to shareowners
 Net realized gain                                                                    (0.01)       (1.22)       (0.54)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ (5.77)     $ (0.05)     $  1.55
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  6.60      $ 12.37      $ 12.42
=========================================================================================================================
Total return*                                                                        (46.59)%       9.77%       19.36%
Ratio of net expenses to average net assets+                                           2.16%        2.13%        2.03%
Ratio of net investment loss to average net assets+                                   (0.65)%      (1.02)%      (0.30)%
Portfolio turnover rate                                                                  96%          94%          64%
Net assets, end of period (in thousands)                                            $ 6,342      $22,498      $16,880
Ratios with no waiver of management fees by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          2.45%        2.15%        2.35%
 Net investment loss                                                                  (0.94)%      (1.04)%      (0.62)%
Ratios with waiver of management fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          2.15%        2.12%        2.02%
 Net investment loss                                                                  (0.64)%      (1.01)%      (0.29)%
=========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     29

Notes to Financial Statements | 11/30/10

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate


30    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10
tax laws. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Thus, the valuation of the Portfolio's securities may differ from exchange prices.

   At November 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     31

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax returns for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2010, the Fund had a net capital loss carryforward of $11,199,497, of which the following amounts will expire between 2016 and 2017 if not utilized: $3,062,533 in 2016 and $8,136,964 in 2017.

   At November 30, 2010, the Fund has reclassified $83,262 to increase undistributed net investment income, $12,465 to decrease accumulated net realized loss on investments and $95,727 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   There were no distributions paid during the years ended November 30, 2010 and November 30, 2009.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $(11,199,497)
   Unrealized appreciation                                            3,350,769
--------------------------------------------------------------------------------
      Total                                                        $ (7,848,728)
================================================================================

32    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships and REIT holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $3,801 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2010.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
   Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     33

   Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended November 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Expenses waived during the year ended November 30, 2010 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2012 for Class A, for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $597 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2010.


34    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2010, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $14,379
 Class B                                                                   2,857
 Class C                                                                   6,025
--------------------------------------------------------------------------------
    Total                                                                $23,261
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,080 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $393 in distribution fees payable to PFD at November 30, 2010.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     35
those shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2010, CDSCs in the amount of $3,162 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2010, the Fund's expenses were not reduced under such arrangements.


Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


36    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Equity Opportunity Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, of Pioneer Equity Opportunity Fund (the "Fund"), including the schedule of investments as of November 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

Boston, Massachusetts
January 26, 2011

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     37

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Opportunity Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


38    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and three year periods ended June 30, 2010, and in the third quintile of its Morningstar category for the five year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the first quintile relative to its Strategic Insight peer group for the comparable period.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     39

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


40    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     41

Trustees, Officers and Service Providers



Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


42    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Interested Trustees


--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a
                            director of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund
                            (Russia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
-----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM (2000 -
                            2005); and Head of New Markets Division, PGAM (2005 - 2007)
-----------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.



               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     43

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (67)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (62)    Trustee          Trustee since 2004.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age         Principal Occupation                                                  Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)   Interim Chief Executive Officer, Oxford Analytica, Inc. (privately    Director of Enterprise
                     held research and consulting company) (2010 - present); Managing      Community Investment, Inc.
                     aging Partner, Federal City Capital Advisors (corporate advisory      privately held affordable
                     services company) (1997 - 2004 and 2008 - present); Executive         housing finance company) (1985
                     Vice President and Chief Financial Officer, I-trax, Inc.              - present); Director of Oxford
                     publicly traded health care services company) (2004 - 2007); and      Analytica, Inc. (2008 - present);
                     Executive Vice President and Chief Financial Officer, Pedestal Inc.   present); Director of The Swiss
                     (internet-based mortgage trading company) (2000 - 2002)               Helvetia Fund, Inc. (closed-end
                                                                                           fund) (2010 - present); and
                                                                                           Director of New York Mortgage
                                                                                           Trust (publicly traded mortgage
                                                                                           REIT) (2004 - 2009)
----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)    President, Bush International, LLC (international financial           Director of Marriott
                     advisory firm) (1991 - present); Managing Director, Federal           International, Inc. (2008 -
                     Housing Finance Board (oversight of Federal Home Loan Bank            present); Director of
                     system) (1989 - 1991); Vice President and Head of International       Discover Financial Services
                     Finance, Federal National Mortgage Association (1988 - 1989);         (credit card issuer and
                     U.S. Alternate Executive Director, International Monetary Fund        electronic payment services)
                     (1984 - 1988); Executive Assistant to Deputy Secretary of the         (2007 - present); Former
                     U.S. Treasury, U.S. Treasury Department (1982 - 1984); and            Director of Briggs & Stratton
                     Vice President and Team Leader in Corporate Banking, Bankers          Co. (engine manufacturer)
                     Trust Co. (1976 - 1982)                                               (2004 - 2009); Director of
                                                                                           UAL Corporation (airline
                                                                                           holding company) (2006 - present);
                                                                                           Director of ManTech International
                                                                                           Corporation (national security,

44    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
 Name and Age                Principal Occupation                                          Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                   defense, and intelligence
                                                                                           technology firm) (2006 -
                                                                                           present); Member, Board of
                                                                                           Governors, Investment
                                                                                           Company Institute (2007 -
                                                                                           present); Former Director of
                                                                                           Brady Corporation (2000 -
                                                                                           2007); Former Director of
                                                                                           Mortgage Guaranty Insurance
                                                                                           Corporation (1991 - 2006);
                                                                                           Former Director of Millennium
                                                                                           Chemicals, Inc. (commodity
                                                                                           chemicals) (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds Tobacco
                                                                                           Holdings, Inc. (tobacco)
                                                                                           (1999 - 2005); and Former
                                                                                           Director of Texaco, Inc.
                                                                                           (1997 - 2001)
----------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional
                            University (1972 - present)                                    Funds Investment Trust and
                                                                                           Mellon Institutional Funds
                                                                                           Master Portfolio (oversaw
                                                                                           17 portfolios in fund complex)
                                                                                           (1989 - 2008)
----------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     45

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (82)        Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary,         None
                            The Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and
                            Organizational Learning, Xerox PARC, Xerox's Advance
                            Research Center (1990 - 1994)
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc.             Director, Broadridge Financial
                            (technology products for securities lending industry)              Solutions, Inc. (investor
                            (2008 - present); Private investor (2004 - 2008); and              communications and securities
                            Senior Executive Vice Presi-dent, The Bank of New York             processing provider for
                            (financial and securities services) (1986 - 2004)                  financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret &            Director of New America
                            Company, Inc. (investment banking firm) (1981 - present)           High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and Member, Board of
                                                                                               Governors, Investment Company
                                                                                               Institute (2000 - 2006)
----------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -         Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)     Fund, Inc. (closed-end
                                                                                               investment company); and
                                                                                               Director, AMVESCAP, PLC
                                                                                               (investment manager)
                                                                                               (1997 - 2005)
----------------------------------------------------------------------------------------------------------------------------

46    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (46)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (48)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (51)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (52)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
----------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
----------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President -- Fund Accounting, Administration and               None
                             Controller\ship Services of Pioneer; and Treasurer of all of the Pioneer Funds since March 2008; Deputy Treasurer of
                             Pioneer from March 2004 to February 2008; Assistant Treasurer of all of the Pioneer Funds from March 2004 to February 2008;
                             and Treasurer and Senior Vice President, CDC IXIS Asset
                             Management Services, from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer
                             of all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     47

--------------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer   Since 2009. Serves at
                                              the discretion of the
                                              Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance      Since 2010. Serves at
                        Officer               the discretion of the
                                              Board.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at
                        State Street Bank from March 2003 to March 2007
----------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
----------------------------------------------------------------------------------------------------------------------------


48    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10
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                           This page for your notes.












               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     49
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50    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

                           This page for your notes.












               Pioneer Equity Opportunity Fund | Annual Report | 11/30/10     51

                           This page for your notes.












52    Pioneer Equity Opportunity Fund | Annual Report | 11/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerinvestments.com






Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2010 Pioneer Investments 19446-04-0111



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately
$30,686 in 2010 and $30,200 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
November 30, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2010 and 2009, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
November 30, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8.290 in 2010 and $8,290 in 2009.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2011

* Print the name and title of each signing officer under his or her signature.